Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.49981%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,013,570.42

Principal:
Principal Collections	$25,955,849.36
Prepayments in Full	$12,413,635.04
Liquidation Proceeds	$495,437.93
Recoveries	$60,317.38
Sub Total	$38,925,239.71
Collections	$42,938,810.13

Purchase Amounts:
Purchase Amounts Related to Principal	$32,192.49
Purchase Amounts Related to Interest	$211.50
Sub Total	$32,403.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,971,214.12

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,971,214.12
Servicing Fee	$804,715.32	$804,715.32	$0.00	$0.00	$42,166,498.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,166,498.80
Interest - Class A-2a Notes	$604,369.87	$604,369.87	$0.00	$0.00	$41,562,128.93
Interest - Class A-2b Notes	$440,461.24	$440,461.24	$0.00	$0.00	$41,121,667.69
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$39,034,026.02
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$38,734,642.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,734,642.69
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$38,515,347.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,515,347.02
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$38,364,936.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,364,936.10
Regular Principal Payment	$35,615,440.81	$35,615,440.81	$0.00	$0.00	$2,749,495.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,749,495.29
Residual Released to Depositor	$0.00	$2,749,495.29	$0.00	$0.00	$0.00
Total		$42,971,214.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,615,440.81
Total					$35,615,440.81

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,775,673.81	$59.36	$604,369.87	$1.73	$21,380,043.68	$61.09
Class A-2b Notes	$14,839,767.00	$59.36	$440,461.24	$1.76	$15,280,228.24	$61.12
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$35,615,440.81	$22.56	$3,801,562.70	$2.41	$39,417,003.51	$24.97

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$130,205,357.47	0.3720153	$109,429,683.66	0.3126562
Class A-2b Notes	$93,003,826.77	0.3720153	$78,164,059.77	0.3126562
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$852,149,184.24	0.5396970	$816,533,743.43	0.5171405

Pool Information
Weighted Average APR	5.052%	5.082%
Weighted Average Remaining Term	44.24	43.53
Number of Receivables Outstanding	34,447	33,510
Pool Balance	$965,658,386.90	$926,033,829.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$894,265,622.98	$858,055,813.81
Pool Factor	0.5616315	0.5385856

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$67,978,015.75
Targeted Overcollateralization Amount	$109,500,086.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,500,086.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$727,442.52
(Recoveries)		52	$60,317.38
Net Loss for Current Collection Period			$667,125.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8290%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9987%
Second Prior Collection Period			0.6808%
Prior Collection Period			0.4123%
Current Collection Period			0.8464%
Four Month Average (Current and Prior Three Collection Periods)			0.7345%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,297	$8,319,060.81
(Cumulative Recoveries)			$967,231.64
Cumulative Net Loss for All Collection Periods			$7,351,829.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4276%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,414.08
Average Net Loss for Receivables that have experienced a Realized Loss			$5,668.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	265	$9,910,207.57
61-90 Days Delinquent	0.18%	38	$1,694,571.23
91-120 Days Delinquent	0.03%	11	$317,654.39
Over 120 Days Delinquent	0.06%	13	$582,872.73
Total Delinquent Receivables	1.35%	327	$12,505,305.92

Repossession Inventory:
Repossessed in the Current Collection Period		15	$566,890.75
Total Repossessed Inventory		30	$1,193,134.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1752%
Prior Collection Period			0.1974%
Current Collection Period			0.1850%
Three Month Average			0.1859%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2802%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	130	$4,682,411.10
2 Months Extended	224	$9,136,360.39
3+ Months Extended	42	$1,894,072.83

Total Receivables Extended	396	$15,712,844.32
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer